December 30, 2004



Securities and Exchange Commission
450 5 Street, N. W.
Washington, DC  20549

RE:  Midland National Life Separate Account A File Number 333-119088


Commissioners:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-119088, which was filed electronically on December 15, 2004).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,


/s/


Terri Silvius
Director
Variable Operations Compliance